LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception and has incurred and accumulated deficit of $27,343 through September 30, 2022. The Company has financed its working capital requirements to date through the issuance of common stock, warrants, convertible notes, short-term promissory notes, and a Paycheck Protection Program (PPP) promissory note.
In January 2021, the Company completed a $350 convertible note financing and in February 2021, the Company completed the initial public offering (IPO), raising net proceeds of $15,500.
On May 17, 2022, the Company entered into a Securities Purchase Agreement with certain investors (the Securities Purchase Agreement) for the sale of up to 3,700,000 shares of the Company’s common stock, par value $0.0001 per share (the Shares), at a purchase price of $1.0632 per Share in a registered direct offering (the Offering). In a concurrent private placement also pursuant to the Securities Purchase Agreement (the Private Placement), for each Share of common stock purchased by an investor, such investor was entitled receive from the Company an unregistered warrant (the Warrant and, together with the Shares, the Securities) to purchase one Share of common stock. The gross proceeds from the Offering and Private Placement were approximately $3,900, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company of approximately $572, of which $85 related to the warrants was expensed.
As of September 30, 2022, the Company had cash, cash equivalents and marketable securities of approximately $5,151.
The Company expects to incur ongoing expenses as it evaluates its plans for the ADAIR and ADMIR programs and strategic alternatives after it announced in March 2022 that the SEAL study of ADAIR for the treatment of ADHD failed to meet statistical significance for its primary endpoint. The Company is currently assessing the best path forward for the ADAIR and ADMIR programs and has no other product candidates undergoing clinical trials. The Company’s future capital requirements are difficult to forecast and will depend on many factors, including but not limited to the terms and timing of any strategic alternatives including a merger or business combination, asset acquisitions or sales, collaborations or licensing arrangements.
If the Company raises additional funds by issuing equity securities, its stockholders may experience dilution. Any future debt financing may impose upon it covenants that restrict our operations, including limitations on its ability to incur liens or additional debt, pay dividends, repurchase its common stock, make certain investments and engage in certain merger, consolidation or asset sale transactions. Any equity or debt financing may contain terms that are not favorable to the Company or its stockholders. If the Company is unable to raise additional funds when needed, it may be required to delay, reduce or terminate some or all of its development programs and clinical trials. The Company may also be required to sell or license to other parties’ rights to develop or commercialize its drug candidates that it would prefer to retain. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. The Company expects to continue to incur expenses and operating losses at least for the foreseeable future as it evaluates future plans for the ADAIR and ADMIR programs as well as its strategic alternatives.
LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception, and does not expect to do so in the foreseeable future. The Company has incurred operating losses since inception and has incurred $21,902 in accumulated deficit through December 31, 2021. The Company has financed its working capital requirements to date through the issuance of common stock, convertible notes, short-term promissory notes, and a Paycheck Protection Program (PPP) note.
In January 2021, the Company completed a $350 convertible note financing and in February 2021, the Company closed on its initial public offering (IPO) raising net proceeds of approximately $15,500. As of December 31, 2021, the Company had cash, cash equivalents and marketable securities of approximately $7,510, which management expects will provide funding for its ongoing business activities into the third quarter of 2022.
The Company’s ability to continue as a going concern is dependent on its ability to raise substantial additional capital to fund its business activities, including its research and development program. The Company intends to raise capital through additional issuances of common stock and /or short-term notes, but there can be no assurances any such financing will be available when needed or that the Company’s research and development efforts will be successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.